Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BP PLC
Amendment Flag	false
Entity Central Index Key	0000313807
BP Employee Savings Plan (Plan No. 001)
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BP PLC
Amendment Flag	false
Entity Central Index Key	0000313807
BP Partnership Savings Plan (Plan No. 051)
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BP PLC
Amendment Flag	false
Entity Central Index Key	0000313807
BP DirectSave Plan (Plan No. 052)
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BP PLC
Amendment Flag	false
Entity Central Index Key	0000313807
BPX Energy Employee Savings Plan (Plan No. 100)
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BP PLC
Amendment Flag	false
Entity Central Index Key	0000313807
Archaea Employee Savings Plan (Plan No. 101)
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	BP PLC
Amendment Flag	false
Entity Central Index Key	0000313807